10-K Fair value measurements and financial risk management	3 Months Ended
Mar. 31, 2026
Fair Value Disclosures [Abstract]
Fair value measurements and financial risk management	Fair value measurements and financial risk management
Non-recurring fair value measurements
The Company’s assets measured at fair value on a nonrecurring basis include its long-lived assets and goodwill. The Company reviews the carrying amounts of such assets whenever events or changes in circumstances indicate that the carrying amounts may not be recoverable or, at minimum, annually for goodwill. Any resulting asset impairment would require that the asset be written down to fair value. Fair value measurements of these assets are derived using inputs classified within Level 3 of the fair value hierarchy. See Note 10 — Property, plant and equipment, net, Note 11 — Leases and Note 13 — Intangible assets, net and Goodwill for further details.
Recurring fair value measurements
The Company’s financial instruments measured at fair value on a recurring basis include certain equity investments and contingent consideration liabilities. The lowest level of inputs that are significant to the fair value measurements of these financial instruments are not based on observable market data; and therefore, these financial instruments are classified within Level 3 of the fair value hierarchy.
As of December 31, 2025 and 2024, the Company’s financial instruments measured at fair value on a recurring basis were classified in the fair value hierarchy as follows:

	As of December 31, 2025
	Level 1	Level 2	Level 3	Total
Investments	$—	$—	$—	$—
Contingent consideration liabilities	—	—	3,358	3,358
	$—	$—	$3,358	$3,358

	As of December 31, 2024
	Level 1	Level 2	Level 3	Total
Investments	$—	$—	$1,713	$1,713
Contingent consideration liabilities	—	—	6,147	6,147
	$—	$—	$7,860	$7,860
Level 3
As of December 31, 2025 and 2024, the following valuation methodologies and significant unobservable inputs were used to derive the fair value measurements of the Company’s financial instruments measured at fair value on a recurring basis:

			As of December 31,
Financial instrument	Valuation methodology	Level 3 input	2025	2024
Contingent consideration – EMMAC	Monte Carlo simulation	Timing of achievement	2 years	2 years
		Probability of achievement	99.0%	99.0%
Investments	Adjusted estimated net asset fair value	Capitalization rate	N/A	8.9%
There were no transfers between fair value levels during the years ended December 31, 2025 and 2024.